INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade and other payable (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Current
Trade creditors	$ 106,222,415	$ 104,211,238
Taxes	5,138,674	3,561,058
Miscellaneous	183,536	953,301
Trade and other payable	159,125,358	150,807,674
Shareholders and other related parties
Current
Trade payable, related party	27,708	35,292
Parent company
Current
Trade payable, related party	270,645	644,191
Joint ventures and associates
Current
Trade payable, related party	$ 47,282,380	$ 41,402,594